Accounting Changes	12 Months Ended
Dec. 31, 2014
Notes To Financial Statements [Abstract]
Accounting Changes

2 – Recent accounting pronouncement

On May 28, 2014, the FASB issued Accounting Standards Update (ASU) 2014-09, Revenue from Contracts with Customers, which establishes principles for reporting the nature, amount, timing and uncertainty of revenues and cash flows arising from an entity's contracts with customers. The core principle of the new standard is that an entity recognizes revenue to represent the transfer of goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. This standard is effective for annual and interim reporting periods beginning after December 15, 2016 and will replace most existing revenue recognition guidance within U.S. GAAP. Early adoption is not permitted. The standard permits the use of either the retrospective or cumulative effect transition method. The Company is evaluating the effect that ASU 2014-09 will have on its Consolidated Financial Statements, related disclosures, as well as which transition method to apply. The Company does not expect a significant impact from the adoption of this standard.